Decommissioning liability - Estimated costs for required future decommissioning (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Mexico
Disclosure of other provisions [line items]
Estimated undiscounted cash flows ($)	$ 1,261	$ 1,182
Discount rate (%)	7.80%	5.60%
Settlement period (years)	3 years	4 years
Inflation (%)	4.00%	4.00%
Peru
Disclosure of other provisions [line items]
Estimated undiscounted cash flows ($)	$ 19,984	$ 24,297
Discount rate (%)	7.00%	4.10%
Inflation (%)	2.50%	2.00%
Minimum | Peru
Disclosure of other provisions [line items]
Settlement period (years)	5 years	3 years
Maximum | Peru
Disclosure of other provisions [line items]
Settlement period (years)	11 years	14 years